Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 2,282	$ 3,222
Short-term deposits	1,450	1,226
Marketable securities	2,452	1,635
Trade accounts receivable, net	1,749	1,731
Inventories	2,794	2,698
Other current assets	1,007	1,295
Total current assets	11,734	11,807
Goodwill	290	303
Other intangible assets, net	346	367
Property, plant and equipment, net	10,877	10,554
Non-current deferred tax assets	464	592
Long-term investments	71	22
Other non-current assets	961	808
Total assets	24,743	24,453
Current liabilities:
Short-term debt	990	217
Trade accounts payable	1,323	1,856
Other payables and accrued liabilities	1,306	1,525
Dividends payable to stockholders	88	54
Accrued income tax	66	78
Total current liabilities	3,773	3,730
Long-term debt	1,963	2,710
Post-employment benefit obligations	377	372
Long-term deferred tax liabilities	47	54
Other long-term liabilities	904	735
Total liabilities	7,064	7,601
Equity, Attributable to Parent [Abstract]
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 par value, 1,200,000,000 shares authorized, 911,281,920 shares issued, 898,175,408 shares outstanding as of December 31, 2024)	1,157	1,157
Additional paid-in-capital	3,088	2,866
Retained earnings	13,459	12,470
Accumulated other comprehensive income	236	613
Treasury stock	(491)	(377)
Total parent company stockholders' equity	17,449	16,729
Noncontrolling interest	230	123
Total stockholders' equity	17,679	16,852
Total liabilities and stockholders' equity	$ 24,743	$ 24,453